EARNINGS (LOSS) PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSS) PER SHARE ("EPS")[Abstract]
EARNINGS (LOSS) PER SHARE ("EPS")

NOTE 16 -  EARNINGS (LOSS) PER SHARE (“EPS”)

Basic and diluted earnings (loss) per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2014	2013	2012
Numerator for EPS:
Net income (loss) from continuing operations	$1,432	$5,251	$(567)
Net loss from discontinued operations, net of tax	-	(2,429)	(1,147)
Denominator for EPS:
Weighted average shares outstanding – basic	8,805,495	8,799,237	8,808,075
Dilutive shares	21,047	9,683	-
Weighted average shares outstanding – diluted	8,826,542	8,808,920	8,808,075
EPS attributable to controlling interest:
Basic and diluted
Net income (loss) from continuing operations	$0.16	$0.60	$(0.06)
Loss from discontinued operations	$-	$(0.28)	$(0.13)

Diluted income (loss) per share does not include 175,000, 0 and 330,000 options, for the years ended December 31, 2014, 2013 and 2012 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.